Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 145,728	$ 205,364
Less: accumulated depreciation	(6,293)	(8,484)
Total property, plant and equipment, net	139,435	196,880
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	31,243	31,243
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	7,936	19,050
Buildings
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	23,198	32,778
Office and computer equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	818	4,969
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	1,365	4,340
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	1,933	8,803
Vehicles
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	0	64
Construction work-in-progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 79,235	$ 104,117